RBC Global Opportunities Fund Expense Example - RBC Global Opportunities Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 671
Expense Example, with Redemption, 3 Years	2,228
Expense Example, with Redemption, 5 Years	3,686
Expense Example, with Redemption, 10 Years	6,943
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	1,008
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	404
Expense Example, with Redemption, 10 Years	$ 905